Deposits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deposits [Line Items]
Noninterest-bearing demand	$ 137,287	$ 142,727	$ 89,759
Interest-bearing checking	46,449	49,988	31,443
Money market accounts	142,066	140,426	96,365
Savings	34,312	31,354	12,496
Certificates of deposit $100,000 and over	148,718	108,904	110,516
Certificates of deposit under $100,000	71,823	80,640	48,370
Total deposits	$ 580,655	$ 554,039	$ 388,949
Percentage of Noninterest-bearing demand	24.00%	26.00%	23.00%
Percentage of Interest-bearing checking	8.00%	9.00%	8.00%
Percentage of Money market accounts	24.00%	25.00%	25.00%
Percentage of Savings	6.00%	6.00%	3.00%
Percentage of Certificates of deposit $100,000 and over	26.00%	19.00%	29.00%
Percentage of Certificates of deposit under $100,000	12.00%	15.00%	12.00%
Percentage of Total deposits	100.00%	100.00%	100.00%
Weighted Average Rate, Noninterest Bearing Demand		0.00%	0.00%
Weighted Average Rate, Interest-bearing checking		0.24%	0.27%
Weighted Average Rate, Money market accounts		0.47%	0.40%
Weighted Average Rate, Savings		0.19%	0.34%
Weighted Average Rate, Certificates of deposit 100,000 and over		1.20%	1.20%
Weighted Average Rate, Certificates of deposit under 100,000		0.52%	0.72%
Weighted Average Rate, Total deposits		0.61%	0.67%